Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of significant accounting policies
Schedule of financial statement amounts and balances of the VIEs

	As of December 31,
	2022	2023
	RMB	RMB
ASSETS
Cash and cash equivalents	415,223,372	296,436,625
Restricted cash	6,056,699	—
Short-term bank deposits	570,000,000	300,000,000
Accounts receivable, net	101,314,132	67,047,505
Prepayments	24,730,939	37,098,798
Amounts due from related parties	45,943,815	68,876,780
Other current assets	233,248,194	187,494,652
Property and equipment, net	4,649,199	6,411,258
Long-term bank deposits	150,000,000	330,000,000
Intangible assets, net	75,374,548	117,532,794
Right-of-use assets	27,723,232	10,343,953
Investments	245,961,838	204,774,779
Other non-current assets	74,153,344	149,706,686
Total Assets	1,974,379,312	1,775,723,830
LIABILITIES
Accounts payable	524,514,621	458,427,202
Advances from customers	6,272,204	12,899,984
Deferred revenue	267,934,706	299,993,895
Accrued expenses and other current liabilities	168,735,310	116,262,804
Amounts due to related parties	257,909,753	249,288,032
Lease liabilities	24,969,407	8,779,089
Total Liabilities	1,250,336,001	1,145,651,006

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenue	8,965,084,213	7,022,078,865	5,459,630,803
Net income (loss)	388,119,110	(9,846,803)	(49,971,489)

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash (used in) provided by activities	(402,927,749)	78,293,695	(180,359,213)
Net cash provided by investing activities	14,039,712	142,920,773	55,516,731
Net cash used in financing activities	—	—	(965)

Schedule of fair value and the non-recurring losses recognized due impairment of the related assets

Certain assets have been measured at fair value on a nonrecurring basis, using significant unobservable inputs (Level 3). The following table presents the nonrecurring losses recognized for the years ended December 31 due to long-lived asset impairment, and the fair value and asset classification of the related assets as of the impairment date:

As of December 31,2022

Description	Fair Value	Total Losses
	RMB	RMB

Equity investments without readily determinable fair value	10,805,868	78,462,371

As of December 31,2023

Description	Fair Value	Total Losses
	RMB	RMB

Goodwill	—	13,966,789
Equity method investments	143,955,394	29,123,511
Equity investments without readily determinable fair value	—	58,005,769
Total	143,955,394	101,096,069

Schedule of property and equipment, net estimated useful lives

Computer and transmission equipment	3 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives
Furniture and office equipment	5 years
Motor vehicles	5 years

Schedule of intangible assets, net estimated useful lives

Brand name	10 years
Agency contract rights	Over the shorter of the contract period or expected useful lives
License for Online Transmission of Audio/Video Programs (1)	Infinite life
Platform	5 years
Software	3 - 5 years
Licensed copyrights of content	1 - 3 years
Others	3 - 10 years
(1)

The license permits the Group in the provision of online streaming of video on its platforms. The license is renewable every 3 years and may be renewed indefinitely. The Group has renewed this license in March 2024 which remains valid until March 2027, and intends to renew the license indefinitely.

Schedule of disaggregation of revenue

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Live streaming	8,596,599,175	6,797,326,921	4,799,005,778
Advertisement	464,866,153	190,254,794	242,940,596
Other	103,865,432	120,656,637	488,458,183
Total	9,165,330,760	7,108,238,352	5,530,404,557

Schedule of movement in accounts receivable, advances from customers and deferred revenue

		Advances
	Accounts	from	Deferred
	receivable	customers	revenue
	RMB	RMB	RMB
Opening Balance as of January 1, 2022	191,388,528	7,476,002	223,104,331
(Decrease) Increase, net	(82,208,155)	(4,224,318)	51,906,875
Ending Balance as of December 31, 2022	109,180,373	3,251,684	275,011,206
(Decrease) Increase, net	(35,727,136)	9,659,281	32,830,098
Ending Balance as of December 31, 2023	73,453,237	12,910,965	307,841,304

Schedule of concentration of risk, accounts receivable, net

	As of December 31,
	2022		2023
	RMB	%	RMB	%	US$	%
Company A	15,985,098	15%	*	*	*	*
Company B	*	*	8,121,923	11%	1,143,949	11%

*Represents less than 10% of accounts receivable, net for the period.